Segment Information - Summary of Reconciliation of CCS Earnings to Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reconciliation Of Ccs Earnings To Income [Line Items]
Income for the period	$ 13,435	$ 4,777	$ 2,200
CCS Earnings [Member]
Disclosure Of Reconciliation Of Ccs Earnings To Income [Line Items]
CCS earnings	12,471	3,692	4,155
Purchases	1,252	1,284	(2,278)
Taxation	(349)	(344)	646
Share of profit/(loss) of joint ventures and associates	61	145	(323)
Current cost of supplies adjustment	964	1,085	(1,955)
Income for the period	$ 13,435	$ 4,777	$ 2,200